REDEEMABLE ORDINARY SHARES	12 Months Ended
Dec. 31, 2016
REDEEMABLE ORDINARY SHARES [Abstract]
REDEEMABLE ORDINARY SHARES
24.	Redeemable ordinary shares

On January 29, 2008 and concurrently with SolarOne Group’s convertible bond issuance (which was substantially repaid in January 2014), the Group issued and sold 901,961 ADSs (as retrospectively adjusted to reflect the current ADS to ordinary share ratio of one ADS to 50 ordinary shares effective on June 15, 2015), representing 45,098,055 of the Company’s ordinary shares at the par value per share of $0.0001. On October 25, 2011 and November 22, 2016, the Group repurchased and cancelled 500,554 ADSs and 401,408 ADSs (as retrospectively adjusted to reflect the current ADS to ordinary share ratio of one ADS to 50 ordinary shares effective on June 15, 2015), representing 25,027,680 and 20,070,375, respectively, of the Company’s ordinary shares at the par value per share of $0.0001. There are no outstanding redeemable ordinary shares as of December 31, 2016.

The Company is entitled to repurchase any or all of the ADSs at par value on any business day after the entire principal amount of the convertible bonds cease to be outstanding. Such rights will expire one month after the maturity of the convertible bonds. In addition, the holders of the ADSs have the right to request the Company to repurchase the ADSs at par value at any time by giving prior notice. Since the holders have the ability to require the repurchase of the ADSs, which is outside the control of the Company, the ordinary shares underlying the ADSs have been classified as mezzanine equity. The holders are entitled to receive all cash and non-cash distributions that an ordinary shareholder would receive but such distributions are required to be paid back to the Company upon repurchase of the ADSs.

The redeemable ordinary shares issued qualified as a share lending arrangement under ASU 2009-05, Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance or Other Financing, because the purpose of issuance of the shares was to increase the availability of the Company’s shares and facilitate the ability of the holders to hedge the conversion option in the Company’s convertible debt and the Group is entitled to repurchase any or all of the ADSs at par value on any business day after the principal amount of the convertible bonds ceases to be outstanding.